Revenue from Contracts with Customers Revenue from Contracts with Customers (Topic 606 Adoption - Balance Sheet) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 05, 2018	Nov. 04, 2018
ASSETS
Trade accounts receivable, net	$ 3,259		$ 3,325
Other current assets	729		366
Other long-term assets	743		707
LIABILITIES
Other current liabilities	2,616		812
Other long-term liabilities	$ 5,613		3,636
Ending Balance as of November 4, 2018
ASSETS
Trade accounts receivable, net			3,325
Other current assets			366
Other long-term assets			707
LIABILITIES
Other current liabilities			812
Other long-term liabilities			$ 3,636
Adjustments Due to Topic 606
ASSETS
Trade accounts receivable, net		$ 11
Other current assets		10
Other long-term assets		20
LIABILITIES
Other current liabilities		35
Other long-term liabilities		6
Opening Balance as of November 5, 2018
ASSETS
Trade accounts receivable, net		3,336
Other current assets		376
Other long-term assets		727
LIABILITIES
Other current liabilities		847
Other long-term liabilities		$ 3,642